Note 9 - Vessels and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Cost	Vessels	Leased Vessels	Dry docking and Special survey	Other fixed assets	Total
Balance at December 31, 2012	$56,966	$-	$2,195	$1,024	$60,185
Additions	-	-	366	-	366
Balance at December 31, 2013	$56,966	$-	$2,561	$1,024	$60,551
Additions	43,097	47,554	668	10	91,329
Loss on sale and leaseback (Note 14)	-	(1,150)	-	-	(1,150)
Balance at December 31, 2014	$100,063	$46,404	$3,229	$1,034	$150,730
Additions	-	-	735	6	741
Disposals (Note 9)	(20,215)	-	(575)	(3)	(20,793)
Balance at December 31, 2015	$79,848	$46,404	$3,389	$1,037	$130,668
Accumulated Depreciation and Amortization
Balance at December 31, 2012	$(20,451)	$-	$(1,327)	$(904)	$(22,682)
Depreciation and Amortization for the period	(2,536)	-	(196)	(74)	(2,806)
Balance at December 31, 2013	$(22,987)	$-	$(1,523)	$(978)	$(25,488)
Depreciation and Amortization for the period	(2,719)	(737)	(285)	(48)	(3,789)
Impairment loss (Note 3, 9)	-	-	(209)	-	(209)
Balance at December 31, 2014	$(25,706)	$(737)	$(2,017)	$(1,026)	$(29,486)
Depreciation and Amortization for the period	(3,864)	(1,717)	(562)	(9)	(6,152)
Impairment loss (Note 3, 9)	(960)	-	(254)	-	(1,214)
Disposals (Note 9)	17,036	-	575	3	17,614
Balance at December 31, 2015	$(13,494)	$(2,454)	$(2,258)	$(1,032)	$(19,238)
Net book value — December 31, 2013	$33,979	$-	$1,038	$46	$35,063
Net book value — December 31, 2014	$74,357	$45,667	$1,212	$8	$121,244
Net book value — December 31, 2015	$66,354	$43,950	$1,131	$5	$111,440